INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible asset balances by major asset class
Gross Carrying Amount	$ 169	$ 159
Accumulated Amortization	(132)	(99)
Net Carrying Amount	36	60
Net carrying amount of intangible assets increased	(24)
Amortization of Intangible Assets	37	29	$ 29
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	16	7
Accumulated Amortization	(13)	(4)
Net Carrying Amount	3	3
Customer relationships
Intangible asset balances by major asset class
Gross Carrying Amount	130	130
Accumulated Amortization	(97)	(77)
Net Carrying Amount	33	53
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	20	20
Accumulated Amortization	(20)	(17)
Net Carrying Amount		3
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	2	2
Accumulated Amortization	$ (2)	$ (2)